Wildermuth Endowment Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	PUBLIC EQUITIES — 5.2%
	ADVERTISING — 0.2%
79,895	National CineMedia, Inc.	$369,115

	AIRLINES — 0.2%
7,419	Delta Air Lines, Inc.	358,189

	BIOTECHNOLOGY — 0.2%
1,043	CSL, Ltd.	210,244
15,000	Innoviva, Inc.(a)	179,250
		389,494
	BUILDING MATERIALS — 0.1%
2,212	LafargeHolcim, Ltd.	130,530

	COMMERCIAL SERVICES — 0.4%
519	FleetCor Technologies, Inc.(a)	139,419
15,046	McMillan Shakespeare, Ltd.	124,801
1,100	S&P Global, Inc.	388,157
		652,377
	DISTRIBUTION/WHOLESALE — 0.2%
5,096	Triton International, Ltd.	280,229

	DIVERSIFIED FINANCIAL SERVICES — 0.1%
23,309	Mitsubishi HC Capital, Inc.	140,909

	ENERGY-ALTERNATE SOURCES — 0.1%
13,821	TransAlta Renewables, Inc.	226,190

	ENGINEERING & CONSTRUCTION — 0.1%
5,830	HomeServe PLC	96,603

	HEALTHCARE-SERVICES — 0.1%
2,770	Fresenius SE & Co. KGaA	123,639

	HOME FURNISHINGS — 0.2%
3,000	Sony Group Corp., ADR	318,030

	INTERNET — 0.6%
1,400	Alibaba Group Holding, Ltd., ADR(a)	317,422
200	Alphabet, Inc. - Class A(a)	412,504
939	Facebook, Inc. - Class A(a)	276,564
		1,006,490

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Schedule of Investments - Continued

March 31, 2021 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	COMMON STOCKS (CONTINUED)
	MINING — 0.2%
14,000	Kinross Gold Corp.	$93,380
39,053	Yamana Gold, Inc.	169,490
		262,870
	PHARMACEUTICALS — 0.3%
3,110	Dechra Pharmaceuticals PLC	147,176
1,632	Novartis AG, ADR	139,503
1,246	UCB SA	118,787
		405,466
	PIPELINES — 0.2%
6,502	Enbridge, Inc.	236,673

	REAL ESTATE — 0.1%
1,240	Atenor	82,773

	REITS — 1.1%
94,117	Broadstone Net Lease, Inc.	1,722,341

	SEMICONDUCTORS — 0.8%
646	Broadcom, Inc.	299,524
5,036	Intel Corp.	322,304
1,738	NXP Semiconductors NV	349,929
1,895	Qorvo, Inc.(a)	346,217
		1,317,974
	TOTAL PUBLIC EQUITIES (Cost $6,621,836)	8,119,892

	EXCHANGE TRADED FUNDS — 1.1%
	EQUITY FUNDS — 1.1%
7,102	Emerging Markets Internet and Ecommerce	453,889
3,734	iShares MSCI Brazil	124,902
3,465	iShares MSCI India	146,154
7,212	iShares MSCI Indonesia	157,582
4,487	iShares MSCI Malaysia	121,598
3,840	iShares MSCI Taiwan	230,246
3,485	VanEck Vectors Russia	89,948
5,661	WisdomTree China ex-State-Owned Enterprises Fund	369,041
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,207,031)	1,693,360

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Schedule of Investments - Continued

March 31, 2021 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	COMMODITY & NATURAL RESOURCE INVESTMENTS — 1.8%
1,000	Casillas Petroleum Resource Partners, LLC(a)(b)(c)	$504,582
1,976,034	CM Funding, LLC(a)(b)(c)(d)(e)	919,761
—	Kayne Anderson Energy Fund VII LP(a)(b)(c)(f)	618,414
182	Midcon Holdco Partners, LLC(a)(b)(c)	181,858
2,080,000	Thunder Investment Partners, LLC(a)(b)(c)(d)(e)	599,872
	TOTAL COMMODITY & NATURAL RESOURCE INVESTMENTS (Cost $7,211,492)	2,824,487

	DIRECT PRIVATE EQUITY — 42.7%
41,751	Affinity Beverages, LLC(a)(b)(c)(e)	174,999
684	Atlas Fintech Holdings Corp. - Class A Share Interests(a)(b)(c)(e)	3,506,893
2,500	Clear Guide Medical, Inc. - Series A Preferred Stock(a)(b)(c)(d)(e)	3,931,539
134,898	Clear Guide Medical, Inc. - Series A-2 Preferred Stock(a)(b)(c)(d)(e)	788,552
770,489	Clear Guide Medical, Inc. - Series A-3 Preferred Stock(a)(b)(c)(d)(e)	4,283,658
1,543,074	Clearsense, LLC - Class C Preferred Shares(a)(b)(c)(d)(e)	12,420,172
298,200	Content Management Live, LLC(a)(b)(c)(d)(e)	120,000
5,791,621	DSI Digital, LLC - Series A Convertible Preferred Units(a)(b)(c)(d)(e)	16,864,225
8,800,000	GigaPro, Inc. - Common Units(a)(b)(c)(d)(e)	9,172,932
309,150	GigaPro, Inc. - Series Seed-1 Preferred Units(a)(b)(c)(d)(e)	447,423
1,288,103	GigaPro, Inc. - Series Seed-2 Preferred Units(a)(b)(c)(d)(e)	1,864,232
—	Level ATI HoldCo, LLC - Class A(a)(b)(c)(d)(e)	2,800,673
3,500,000	Metro Diner, LLC - Series B Units(a)(b)(c)(e)	2,148,205
1,880,968	Metro Diner, LLC - Series II Common Units(a)(b)(c)(e)	858,692
635,838	Waratek, Ltd. - Series B-1(a)(b)(c)(d)(e)	2,894,965
756,826	Waratek, Ltd. - Series B-2(a)(b)(c)(d)(e)	3,905,244
—	WG Pitts Caribbean, LLC - Common Units(a)(b)(c)(d)(e)	-
	TOTAL DIRECT PRIVATE EQUITY (Cost $41,591,784)	66,182,404

	DIRECT REAL ESTATE — 5.9%
—	Brookwood SFL Investor Co-Investment Vehicle, LLC(a)(b)(c)	1,697,293
439,716	Dog Wood Park of Northeast Florida, LLC(b)(c)(d)(e)	755,484
1,800,000	LaGrange Senior Living, LLC - Class A Interests(b)(c)(d)(e)	1,977,774
—	Polara Builder II, LLC(b)(c)(d)(e)	4,742,316
	TOTAL DIRECT REAL ESTATE (Cost $7,138,563)	9,172,867

	HEDGE FUNDS — 3.8%
—	CRC Bond Opportunity Trading Fund LP(a)(b)(c)(f)(g)	2,998,619
—	EJF Trust Preferred Fund LP(a)(b)(c)(f)(g)	714,739
—	iCapital Millennium Fund LP(a)(b)(c)(f)(g)	1,369,010
—	Rosebrook Opportunities Fund LP(a)(b)(c)(d)(f)(g)	771,174
	TOTAL HEDGE FUNDS (Cost $5,247,428)	5,853,542

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Schedule of Investments - Continued

March 31, 2021 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	PRIVATE EQUITY DEBT — 15.6%
$3,000,000	Clearsense, LLC - Convertible Note, 8.00%, 10/30/2022(b)(c)(d)(e)(h)	$3,475,609
150,000	DSI Digital, LLC - Convertible Note, 8.00%, 3/23/2023(b)(c)(d)(e)(h)	150,000
71,276	EJF Trust Preferred Master Fund LP, 16.00%, 4/16/2022(b)(c)(e)	71,276
2,500,000	GigaPro, Inc. - Convertible Note, 12.00%, 10/1/2022(b)(c)(d)(e)(h)	2,500,000
7,174	Reef Capital Partners, LLC - Series A Preferred Units, 8.00%, 12/28/2022(b)(c)(e)	7,173,809
2,098,889	Sequin, Inc. - Convertible Note, 8.00%, 7/20/2023(b)(c)(e)(h)	2,098,889
250,000	Sequin, Inc. - Promissory Note, 12.00%, 3/20/2024(b)(c)(e)	250,000
2,033,611	The Work Shop Limited T/A RIP Global - Convertible Note, 12.00%, 1/20/2023(b)(c)(e)(h)	2,033,611
3,191,374	Waratek, Ltd. - Convertible Note, 12.00%, 10/16/2022(a)(b)(c)(d)(e)(h)	4,289,342
504,000	Waratek, Ltd. - Secured Note, 30.00%, 3/15/2022(b)(c)(d)(e)	504,000
2,623,158	WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2023(b)(c)(d)(e)(i)	1,649,049
	TOTAL PRIVATE EQUITY DEBT (Cost $22,809,191)	24,195,585

	PRIVATE EQUITY FUNDS — 9.0%
—	Abbott Secondary Opportunities LP(a)(b)(c)(f)(g)	1,273,334
—	Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund(a)(b)(c)(f)(g)	2,226,336
—	Committed Advisors Secondary Fund III(a)(b)(c)(f)(g)	1,612,653
—	EJF Sidecar Fund, Series LLC - Small Financial Equities Series(a)(b)(c)(f)(g)	900,319
10	GPB Automotive Portfolio LP(a)(b)(c)(e)(f)	113,142
—	Gravity Ranch Fund I LP(a)(b)(c)(e)(f)(g)	67,065
—	Greenspring Opportunities V LP(a)(b)(c)(f)(g)	727,498
—	Madryn Health Partners LP(a)(b)(c)(f)(g)	1,879,492
—	PineBridge Secondary Partners IV SLP(a)(b)(c)(f)(g)	1,286,216
—	Star Mountain Diversified Credit Income Fund III LP(a)(b)(c)(f)(g)	2,961,517
—	Star Mountain Diversified Small Business Access Fund II LP(a)(b)(c)(f)(g)	939,740
	TOTAL PRIVATE EQUITY FUNDS (Cost $12,781,125)	13,987,312

	PRIVATE REAL ESTATE INVESTMENTS — 12.3%
95,075	ARCTRUST, Inc.(b)(c)(f)	1,027,764
3,538,665	Carlyle Europe Realty Fund, S.C.Sp.(a)(b)(c)(f)(g)	3,877,151
157,812	Cottonwood Residential II, Inc.(b)(c)(f)	3,378,755
—	Cygnus Property Fund V, LLC(a)(b)(c)(f)	2,842,114
—	Harbert Seniors Housing Fund I LP(a)(b)(c)(f)	1,440,249
—	Harbert Seniors Housing Fund II LP(a)(b)(c)(f)	1,176,186
829	PRISA III Fund LP(a)(b)(c)(f)	1,803,885
—	RRA Credit Opportunity Fund LP(a)(b)(c)(d)(f)	1,893,457
56	Shopoff Land Fund III LP(b)(c)(f)	33,053
702,851	Stonehill Strategic Hotel Credit Opportunity Fund II LP(a)(b)(c)(f)	1,021,141
—	Walton Street Real Estate Fund VIII LP(a)(b)(c)(f)	567,792
	TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $16,181,035)	19,061,547

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Schedule of Investments - Continued

March 31, 2021 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	PUBLIC REAL ESTATE INVESTMENTS — 0.1%
136,771	Highlands REIT, Inc.(a)(b)(c)	$16,960
153,283	Inventrust Properties Corp.(b)(c)	199,268
3,330	Phillips Edison & Company, Inc.(b)(c)	20,478
	TOTAL PUBLIC REAL ESTATE INVESTMENTS (Cost $393,486)	236,706

	REAL ESTATE LOANS — 0.4%
$679,962	Park City (PCG), 10.50%, 6/1/2021(b)(c)(d)(e)(i)	679,962
	TOTAL REAL ESTATE LOANS (Cost $625,565)	679,962

	WARRANTS — 0.8%
100	Atlas Fintech Holdings Corp., Exercise Price $13,000, Expiration Date,12/30/2021(a)(b)(c)(e)	-
44	Atlas Fintech Holdings Corp., Exercise Price $14,950, Expiration Date,12/30/2022(a)(b)(c)(e)	-
475	Atlas Fintech Holdings Corp., Exercise Price $8,000, Expiration Date,12/30/2021(a)(b)(c)(e)	-
1,442	Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date,1/21/2028(a)(b)(c)(e)	1,846
6,410	Sequin, Inc., Exercise Price $0.001, Expiration Date,3/30/2026(a)(b)(c)(e)	-
646,328	Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date,1/22/2028(a)(b)(c)(d)(e)	1,175,957
	TOTAL WARRANTS (Cost $0)	1,177,803

	SHORT-TERM INVESTMENTS — 0.4%
627,880	Fidelity Institutional Government Portfolio - Institutional Class, 0.01%(j)	627,880
	TOTAL SHORT-TERM INVESTMENTS (Cost $627,880)	627,880

	TOTAL INVESTMENTS — 99.1% (Cost $122,436,416)	153,813,347
	Other assets less liabilities — 0.9%	1,335,150

	TOTAL NET ASSETS — 100.0%	$155,148,497

ADR – American Depositary Receipt

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

SLP – Special Limited Partnership

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Schedule of Investments - Continued

March 31, 2021 (Unaudited)

(a)	Non-income Producing.

(b)	Illiquid Security. As of March 31, 2021 these securities amounted to $143,372,215 representing 92.41% of total net assets.

(c)	Restricted Security. As of March 31, 2021 these securities amounted to $143,372,215 representing 92.41% of total net assets. Please refer to Investments in Restricted Securities, in the Notes to the Schedule of Investments.

(d)	Denotes an investment in an affiliated entity. Please refer to Investments in Affiliated Issuers, in the Notes to the Schedule of Investments.

(e)	Level 3 security in accordance with fair value hierarchy.

(f)	Private Fund. As of March 31, 2021 these securities amounted to $39,520,815 representing 25.47% of total net assets.

(g)	Private Investment Company. As of March 31, 2021 these securities amounted to $23,604,863 representing 15.21% of total net assets.

(h)	Payment-in-kind (PIK) security in which the issuer makes interest payments in the form of additional securities, as opposed to cash payouts. These additional securities generally have the same terms as the original holdings.

(i)	Security is in default.

(j)	Represents the current rate as of March 31, 2021.

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Notes to the Schedule of Investments

March 31, 2021 (Unaudited)

Investments in Restricted Securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on March 31, 2021 is as follows:

Security	Initial Acquisition Date	Shares, Principal Amount or Units	Cost	Fair Value	% of Net Assets
Abbott Secondary Opportunities LP	April 13, 2017	-	$592,451	$1,273,334	0.82%
Affinity Beverages, LLC	February 21, 2020	41,751	175,000	174,999	0.11%
ARCTRUST, Inc.	June 30, 2016	95,075	911,278	1,027,764	0.66%
Atlas Fintech Holdings Corp. - Class A Share Interests	December 20, 2016	684	3,126,329	3,506,893	2.26%
Atlas Fintech Holdings Corp., Exercise Price $13,000, Expiration Date, 12/30/2021	December 20, 2016	100	-	-	0.00%
Atlas Fintech Holdings Corp., Exercise Price $14,950, Expiration Date, 12/30/2022	December 20, 2016	44	-	-	0.00%
Atlas Fintech Holdings Corp., Exercise Price $8,000, Expiration Date, 12/30/2021	December 23, 2019	475	-	-	0.00%
Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund	April 2, 2018	-	1,945,380	2,226,336	1.44%
Brookwood SFL Investor Co-Investment Vehicle, LLC	November 3, 2017	-	906,174	1,697,293	1.09%
Carlyle Europe Realty Fund, S.C.Sp.	December 19, 2018	3,538,665	4,062,243	3,877,151	2.50%
Casillas Petroleum Resource Partners, LLC	October 11, 2016	1,000	1,000,000	504,582	0.33%
Clear Guide Medical, Inc. - Series A Preferred Stock	April 19, 2016	2,500	2,250,000	3,931,539	2.53%
Clear Guide Medical, Inc. - Series A-2 Preferred Stock	March 6, 2018	134,898	500,000	788,552	0.51%
Clear Guide Medical, Inc. - Series A-3 Preferred Stock	July 16, 2018	770,489	2,835,394	4,283,658	2.76%
Clearsense, LLC - Class C Preferred Shares	February 20, 2019	1,543,074	6,799,865	12,420,172	8.01%
Clearsense, LLC - Convertible Note, 8.00%, 10/30/2022	November 5, 2020	3,000,000	3,000,000	3,475,609	2.24%
CM Funding, LLC	December 14, 2018	1,976,034	1,976,034	919,761	0.59%
Committed Advisors Secondary Fund III	March 30, 2017	-	1,231,730	1,612,653	1.04%
Content Management Live, LLC	December 17, 2019	298,200	298,200	120,000	0.08%
Cottonwood Residential II, Inc.	June 12, 2019	157,812	2,746,577	3,378,755	2.18%
CRC Bond Opportunity Trading Fund LP	June 7, 2019	-	2,500,000	2,998,619	1.93%
Cygnus Property Fund V, LLC	October 30, 2018	-	1,758,306	2,842,114	1.83%
Dog Wood Park of Northeast Florida, LLC	March 21, 2017	439,716	382,000	755,484	0.49%
DSI Digital, LLC - Convertible Note, 8.00%, 3/23/2023	March 24, 2021	150,000	150,000	150,000	0.10%
DSI Digital, LLC - Series A Convertible Preferred Units	November 29, 2017	5,791,621	8,560,000	16,864,225	10.87%
EJF Sidecar Fund, Series LLC - Small Financial Equities Series	October 25, 2017	-	876,036	900,319	0.58%
EJF Trust Preferred Fund LP	August 23, 2017	-	579,861	714,739	0.46%

EJF Trust Preferred Master Fund LP, 16.00%, 4/16/2022	April 16, 2020	71,276	71,276	71,276	0.05%
GigaPro, Inc. - Common Units	August 8, 2019	8,800,000	2,758,800	9,172,932	5.91%
GigaPro, Inc. - Convertible Note, 12.00%, 10/1/2022	October 2, 2020	2,500,000	2,500,000	2,500,000	1.61%
GigaPro, Inc. - Series Seed-1 Preferred Units	August 5, 2020	309,150	458,000	447,423	0.29%
GigaPro, Inc. - Series Seed-2 Preferred Units	July 15, 2020	1,288,103	1,526,647	1,864,232	1.20%
GPB Automotive Portfolio LP	March 13, 2015	10	500,000	113,142	0.07%
Gravity Ranch Fund I LP	June 13, 2017	-	500,000	67,065	0.04%
Greenspring Opportunities V LP	January 18, 2018	-	604,500	727,498	0.47%
Harbert Seniors Housing Fund I LP	February 24, 2017	-	1,186,165	1,440,249	0.93%
Harbert Seniors Housing Fund II LP	September 10, 2019	-	1,336,101	1,176,186	0.76%
Highlands REIT, Inc.	April 28, 2016	136,771	34,827	16,960	0.01%
iCapital Millennium Fund LP	December 20, 2018	-	1,000,000	1,369,010	0.88%
Inventrust Properties Corp.	March 2, 2015	153,283	334,020	199,268	0.13%
Kayne Anderson Energy Fund VII LP	September 12, 2016	-	1,973,600	618,414	0.40%
LaGrange Senior Living, LLC - Class A Interests	September 11, 2019	1,800,000	1,800,000	1,977,774	1.27%
Level ATI HoldCo, LLC - Class A	September 10, 2018	-	1,690,000	2,800,673	1.81%
Madryn Health Partners LP	September 28, 2018	-	1,715,595	1,879,492	1.21%
Metro Diner, LLC - Series B Units	November 16, 2017	3,500,000	2,276,542	2,148,205	1.38%
Metro Diner, LLC - Series II Common Units	November 16, 2017	1,880,968	1,223,458	858,692	0.55%
Midcon Holdco Partners, LLC	December 29, 2020	182	181,858	181,858	0.12%
Park City (PCG), 10.50%, 6/1/2021	March 16, 2018	679,962	625,565	679,962	0.44%
Phillips Edison & Company, Inc.	February 3, 2016	3,330	24,639	20,478	0.01%
PineBridge Secondary Partners IV SLP	September 19, 2017	-	1,139,683	1,286,216	0.83%
Polara Builder II, LLC	June 15, 2018	-	4,050,389	4,742,316	3.06%
PRISA III Fund LP	September 26, 2017	829	1,487,807	1,803,885	1.16%
Reef Capital Partners, LLC - Series A Preferred Units, 8.00%, 12/28/2022	December 28, 2020	7,174	6,812,923	7,173,809	4.62%
Rosebrook Opportunities Fund LP	February 2, 2017	-	1,167,567	771,174	0.50%
RRA Credit Opportunity Fund LP	December 12, 2017	-	1,508,165	1,893,457	1.22%
Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date, 1/21/2028	February 6, 2018	1,442	-	1,846	0.00%
Sequin, Inc. - Convertible Note, 8.00%, 7/20/2023	July 22, 2020	2,098,889	2,098,889	2,098,889	1.35%
Sequin, Inc. - Promissory Note, 12.00%, 3/20/2024	March 31, 2021	250,000	250,000	250,000	0.16%
Sequin, Inc., Exercise Price $0.001, Expiration Date, 3/30/2026	March 31, 2021	6,410	-	-	0.00%
Shopoff Land Fund III LP	April 28, 2015	56	40,203	33,053	0.02%
Star Mountain Diversified Credit Income Fund III LP	June 20, 2019	-	2,912,966	2,961,517	1.91%
Star Mountain Diversified Small Business Access Fund II LP	June 2, 2017	-	762,784	939,740	0.61%
Stonehill Strategic Hotel Credit Opportunity Fund II LP	July 18, 2016	702,851	702,850	1,021,141	0.66%
The Work Shop Limited T/A RIP Global - Convertible Note, 12.00%, 1/20/2023	July 22, 2020	2,033,611	2,033,611	2,033,611	1.31%
Thunder Investment Partners, LLC	November 2, 2018	2,080,000	2,080,000	599,872	0.39%
Walton Street Real Estate Fund VIII LP	May 24, 2017	-	441,340	567,792	0.37%
Waratek, Ltd. - Convertible Note, 12.00%, 10/16/2022	March 25, 2019	3,191,374	3,191,374	4,289,342	2.76%
Waratek, Ltd. - Secured Note, 30.00%, 3/15/2022	March 15, 2021	504,000	504,000	504,000	0.32%
Waratek, Ltd. - Series B-1	June 5, 2018	635,838	2,990,569	2,894,965	1.87%
Waratek, Ltd. - Series B-2	December 28, 2017	756,826	3,696,940	3,905,244	2.52%

Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date, 1/22/2028	June 5, 2018	646,328	-	1,175,957	0.76%
WG Pitts Caribbean, LLC - Common Units	October 12, 2018	-	426,040	-	0.00%
WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2023	August 14, 2020	2,623,158	2,197,118	1,649,049	1.06%
			$113,979,669	$143,372,215

Investments in Affiliated Issuers - An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain security shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2021 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Beginning balance January 1, 2021	Purchases or Conversions	Sales or Conversions	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Ending Value March 31, 2021	Investment Income
Clear Guide Medical, Inc. - Series A Preferred Stock(1)	$3,931,539.00	$-	$-	$-	$-	$-	$3,931,539.00	$-
Clear Guide Medical, Inc. - Series A-2 Preferred Stock(1)	788,552	-	-	-	-	-	788,552	-
Clear Guide Medical, Inc. - Series A-3 Preferred Stock(1)	4,283,658	-	-	-	-	-	4,283,658	-
Clearsense, LLC - Convertible Note, 8.00%, 10/30/2022	1,755,000	1,500,000	-	220,609	-	-	3,475,609	20,712
Clearsense, LLC - Class C Preferred Shares	12,420,172	-	-	-	-	-	12,420,172	-
CM Funding, LLC(1)	713,430	100,000	-	106,331	-	-	919,761	-
Content Management Live, LLC(1)	120,000	-	-	-	-	-	120,000	-
Dog Wood Park of Northeast Florida, LLC	755,484	-	-	-	-	-	755,484	33,384
DSI Digital, LLC - Convertible Note, 8.00%, 3/23/2023(1)	-	150,000	-	-	-	-	150,000	-
DSI Digital, LLC - Series A Convertible Preferred Units(1)	15,511,352	1,000,000	-	352,873	-	-	16,864,225	-
GigaPro, Inc. - Convertible Note - 12.00%, 10/1/2022(1)	1,875,000	625,000	-	-	-	-	2,500,000	90,177
GigaPro, Inc. - Common Units(1)	9,172,932	-	-	-	-	-	9,172,932	-
GigaPro, Inc. - Series Seed-1 Preferred Units (1)	447,423	-	-	-	-	-	447,423	-
GigaPro, Inc. - Series Seed-2 Preferred Units (1)	1,864,232	-	-	-	-	-	1,864,232	-
LaGrange Senior Living, LLC - Class A Interests(1)	1,977,774	-	-	-	-	-	1,977,774	53,260
Level ATI HoldCo, LLC - Class A(1)	2,800,673	-	-	-	-	-	2,800,673	-
Park City (PCG), 10.50%, 6/1/2021	679,962	-	-	-	-	-	679,962	79,896
Polara Builder II, LLC(1)	4,742,316	-	-	-	-	-	4,742,316	99,873
Rosebrook Opportunities Fund LP(1)	771,174	-	-	-	-	-	771,174	-
RRA Credit Opportunity Fund LP	1,940,879	-	-	-	-	(47,422)	1,893,457	-
Thunder Investment Partners, LLC(1)	599,872	-	-	-	-	-	599,872	-
Waratek, Ltd. - Series B-1	3,013,984	-	-	(119,019)	-	-	2,894,965	-
Waratek, Ltd. - Series B-2	4,065,792	-	-	(160,548)	-	-	3,905,244	-
Waratek, Ltd. - Convertible Note, 12.00%, 10/16/2022	4,289,342	-	-	-	-	-	4,289,342	-
Waratek, Ltd. - Secured Note, 30.00%, 3/15/2022	-	504,000	-	-	-	-	504,000	-
Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 01/22/2028	1,224,302	-	-	(48,345)	-	-	1,175,957	-
WG Pitts Caribbean, LLC - Common Units(1)	-	-	-	-	-	-	-	-
WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2023(1)	1,649,049	-	-	-	-	-	1,649,049	121,600
	$81,393,893	$3,879,000	$-	$351,901	$-	$(47,422)	$85,577,372	$498,902

(1)	Affliated investments for which ownership exceeds 25% of the Investment Fund's Capital.